Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting

19. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)	Innovation Platform (Drug R&D): focuses on discovering and developing for commercialization targeted therapies and immunotherapies for the treatment of cancer and immunological diseases; and
(ii)	Commercial Platform: comprises of the manufacture, marketing and distribution of prescription drugs and over-the-counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:
(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription drugs; and
(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over-the-counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments is assessed based on segment operating (loss)/profit.

Since the second half of 2019, the Group began including the results from manufacturing and commercializing a prescription drug developed by the Innovation Platform and launched into the market under Prescription Drugs in the Commercial Platform. It has been included in the Commercial Platform due to its transition to the commercial stage and because commercial resources for innovative medicines are built under the Commercial Platform. The segment information below for the six months ended June 30, 2019 has been revised so that all segment disclosures are comparable.

The segment information is as follows:

	Six Months Ended June 30,2020
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,747	83,056	5,205	10,757	99,018	—	106,765
Interest income	114	34	11	26	71	1,732	1,917
Equity in earnings of equity investees, net of tax	68	23,992	6,306	—	30,298	—	30,366
Segment operating (loss)/profit	(73,377)	28,612	7,183	1,553	37,348	(9,674)	(45,703)
Interest expense	—	—	—	—	—	511	511
Income tax expense	312	(137)	66	227	156	1,564	2,032
Net (loss)/income attributable to the Company	(73,608)	28,879	5,903	691	35,473	(11,559)	(49,694)
Depreciation/amortization	2,687	87	10	44	141	95	2,923
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,262	79	59	2	140	13	4,415

	June 30, 2020
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Total assets	77,662	138,805	35,067	13,269	187,141	260,759	525,562
Property, plant and equipment	19,568	394	60	257	711	562	20,841
Right-of-use assets	2,697	1,901	50	234	2,185	401	5,283
Leasehold land	1,084	—	—	—	—	—	1,084
Goodwill	—	2,681	407	—	3,088	—	3,088
Other intangible asset	—	241	—	—	241	—	241
Investments in equity investees	512	78,289	28,165	—	106,454	—	106,966

	Six Months Ended June 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Revenue from external customers	7,308	77,327	6,192	11,370	94,889	—	102,197
Interest income	205	30	16	2	48	2,808	3,061
Equity in earnings of equity investees, net of tax	176	21,027	6,105	—	27,132	—	27,308
Segment operating (loss)/profit	(67,179)	26,577	6,585	973	34,135	(7,261)	(40,305)
Interest expense	—	—	—	—	—	688	688
Income tax expense	120	624	138	142	904	1,438	2,462
Net (loss)/income attributable to the Company	(67,133)	25,135	5,542	385	31,062	(9,298)	(45,369)
Depreciation/amortization	2,191	80	11	45	136	78	2,405
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,300	2,624	9	3	2,636	7	5,943

	December 31, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total

	(in US$’000)
Total assets	97,784	131,881	27,354	12,469	171,704	195,634	465,122
Property, plant and equipment	19,422	424	65	300	789	644	20,855
Right-of-use assets	2,445	2,102	15	349	2,466	605	5,516
Leasehold land	1,110	—	—	—	—	—	1,110
Goodwill	—	2,705	407	—	3,112	—	3,112
Other intangible asset	—	275	—	—	275	—	275
Investments in equity investees	447	76,226	22,271	—	98,497	—	98,944

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC was US$157,000 and US$1,857,000 for the six months ended June 30, 2020 and 2019.

There were two customers which accounted for over 10% of the Group's revenue for the six months ended June 30, 2020. There was one customer which accounted for over 10% of the Group’s revenue for the six months ended June 30, 2019.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of segment operating loss to net loss is as follows:

	Six Months Ended
	June 30,
	2020	2019

	(in US$’000)
Segment operating loss	(45,703)	(40,305)
Interest expense	(511)	(688)
Income tax expense	(2,032)	(2,462)
Net loss	(48,246)	(43,455)